FORM 5500, SCHEDULE H, LINE 4(a) - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
FORM 5500, SCHEDULE H, LINE 4(a) - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
THE BOEING COMPANY 401(k) RETIREMENT PLAN
FORM 5500, SCHEDULE H, LINE 4(a) - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
FOR THE YEAR ENDED DECEMBER 31, 2025

Participant Contributions Transferred Late to Plan (1)	Total That Constitute Nonexempt Prohibited Transactions
Check here if Late Participant Loan Repayments are included: ☐	Contributions Not Corrected (2)	Contributions Corrected Outside VFCP (3)	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
$7,583	$253	$7,330	$—	$—

(1) The Boeing Distribution Services, Inc. Retirement Plan (“BDSI Plan”) was merged into the Plan effective December 31, 2024. Prior to this merger, participant contributions from various pay periods in 2024 were remitted late to the BDSI Plan.

(2) Contributions of $253 were remitted to the BDSI Plan in 2024. Lost earnings are in the process of being calculated and will be remitted to the Plan once finalized.

(3) Contributions of $5,627 were remitted to the BDSI Plan in 2024 and contributions of $1,703 were remitted to the Plan in 2025. Lost earnings were remitted to the Plan in 2025.